FROM:     Jon P. Soderstrom, 72741,1310
TO:       EDGAR POSTMASTER,BDM:POSTMASTER
DATE:     03/05/97

SUBJECT:  FILED INCORRECTLY FROM TYPE N-30D

MSG ID:   4-97287

          THE FOLLOWING SUBMISSION WAS FILED INCORRECTLY WITH THE
          SECURITIES AND EXCHANGE COMMISSION:

COMPANY:  KEMPER INTERNATIONAL FUND
FORM TYPE:      N-30D
RECEIVING DATE: 05-MARCH-97

ACCESSION NUMBER: 0000950137-97-000909

FILE NUMBER
1. 811-03136

REGISTRANT:

1.      CIK:        0000350562
        COMPANY     KEMPER INTERNATIONAL FUND
        FORM TYPE:  N-30D
        FILE NUMBER:
        1.  811-03136